PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2013
PROPERTY, EQUIPMENT AND SOFTWARE

10. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Office buildings	67,482,202	67,881,751	11,213,267
Computer and equipment	170,034,382	152,428,608	25,179,412
Leasehold improvements	15,492,417	16,062,417	2,653,322
Office furniture and fixtures	13,467,292	13,216,426	2,183,198
Motor vehicles	9,443,462	10,735,360	1,773,355
Software	17,746,626	18,142,889	2,996,992
Less: accumulated depreciation and amortization	(229,091,066)	(228,028,051)	(37,667,551)

Net book value	64,575,315	50,439,400	8,331,995

Depreciation and amortization charges for the years ended December 31, 2011, 2012 and 2013 amounted to RMB14.9 million, RMB20.3 million and RMB19.0 million (US$3.1 million), respectively.

The Group recorded impairment of nil, nil and RMB1.9 million (US$0.3 million) on equipment in 2011, 2012 and 2013, respectively, as detailed at Note 15.